Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FRANKLIN CONSERVATIVE ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	12.16%	8.06%	11.37%	(15.22%)	8.18%	9.30%	13.25%	(3.44%)	10.58%	4.39%
FRANKLIN MODERATE ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	15.03%	11.80%	14.37%	(16.14%)	12.38%	12.37%	17.40%	(4.82%)	14.98%	4.94%
FRANKLIN GROWTH ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.79%	15.14%	17.59%	(17.16%)	16.41%	14.58%	21.90%	(6.45%)	19.45%	5.36%
FRANKLIN COREFOLIO ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	14.27%	14.88%	25.36%	(20.84%)	15.76%	18.28%	25.79%	(7.10%)	20.07%	7.64%
FRANKLIN GLOBAL ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	15.89%	12.87%	12.92%	(11.83%)	11.74%	1.55%	17.81%	(9.82%)	11.20%	13.52%
Franklin LifeSmart Retirement Income Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	9.91%	8.32%	11.61%	(11.83%)	5.41%	8.40%	11.93%	(2.48%)	4.84%	5.25%
Franklin LifeSmart 2020 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	13.25%	8.00%	12.47%	(15.58%)	9.62%	9.06%	13.43%	(3.78%)	11.53%	3.04%
Franklin LifeSmart 2025 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	14.82%	9.41%	13.70%	(16.06%)	11.21%	10.26%	16.85%	(5.46%)	14.95%	2.96%
Franklin LifeSmart 2030 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	16.18%	10.88%	14.97%	(16.57%)	12.91%	11.52%	18.80%	(6.32%)	16.73%	2.93%
Franklin LifeSmart 2035 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.54%	12.27%	16.17%	(16.69%)	14.20%	13.44%	20.36%	(6.87%)	17.93%	3.11%
Franklin LifeSmart 2040 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	18.59%	13.58%	17.32%	(17.06%)	15.99%	15.04%	21.50%	(7.00%)	18.50%	2.91%
Franklin LifeSmart 2045 Retirement Target Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	20.16%	14.69%	18.65%	(17.67%)	17.06%	15.76%	22.33%	(7.42%)	18.72%	3.29%
Franklin LifeSmart 2050 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	21.17%	15.53%	19.28%	(17.52%)	17.58%	16.22%	22.00%	(7.40%)	18.96%	3.32%
Franklin LifeSmart 2055 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	21.49%	15.73%	19.32%	(17.54%)	17.34%	15.95%	22.39%	(7.37%)	19.06%	3.13%
Franklin LifeSmart 2060 Retirement Target Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	21.30%	15.71%	18.80%	(17.81%)